DEBT - Long-term Debt (Details) $ in Thousands			1 Months Ended	3 Months Ended			12 Months Ended		13 Months Ended
	Mar. 24, 2021 USD ($)	Oct. 26, 2020 USD ($)	Dec. 31, 2019 USD ($) aircraft	Mar. 31, 2021 USD ($) aircraft	Jun. 30, 2020 aircraft	Mar. 31, 2020 aircraft	Dec. 31, 2020 USD ($) aircraft	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) aircraft
DEBT
Number Of Aircrafts Purchased | aircraft				5			21
Number of previously under operating lease | aircraft					6
Appraised value of aircraft purchased							$ 292,450		$ 292,450
Threshold Average Liquidity							10,000		10,000
Accrued Payment In Kind Interest							419		419
Unamortized Debt Issuance Costs			$ 2,988	$ 4,391			3,338	$ 2,988	3,338
Notes payable under the Company's 2019-1 EETC agreement
DEBT
Face amount			$ 248,587	$ 248,587			$ 248,587	$ 248,587	$ 248,587
Number Of Aircrafts Purchased | aircraft			1			2
Number of previously under operating lease | aircraft						1
Number of aircraft refinanced | aircraft						3
Number of used aircrafts purchased or refinanced | aircraft									13
ClassA Trust Certificates [Member]
DEBT
Tranche Of Seven Aircrafts							4.13%
Tranche Of Six Aircrafts							4.25%
Class B Trust Certificates [Member]
DEBT
Tranche Of Seven Aircrafts							4.66%
Tranche Of Six Aircrafts							4.78%
Class C Trust Certificates [Member]
DEBT
Tranche Of Seven Aircrafts								6.95%
U. S. Department of the Treasury CARES Act Loan
DEBT
Face amount		$ 45,000
Repayment period prior to expiration date of loyalty program		6 months
Repayment of debt	$ 46,260
U. S. Department of the Treasury CARES Act Loan | Adjusted LIBOR Rate
DEBT
Margin (as a percent)		6.50%